Other Assets	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other Assets (Text Block)	10.Other Assets
5.
6.
7.

As at December 31	2015	2014

Long-Term Investments	$161	$163
Long-Term Receivables	70	136
Debt Issuance Costs (See Note 1)	30	39
Deferred Charges	11	9
Other	24	47
	$296	$394